Other liabilities and provisions (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018
Other liabilities and provisions
Liabilities from VAT	€ 71	€ 24
Employee bonus	191	413
Accruals for vacation and overtime	298	210
Accruals for licenses	70	69
Liabilities from payroll	303	298
Accruals for commissions	57	47
Accruals for compensation of Supervisory board	130	180
Accrual for warranty	155	240
Others	613	387
Total	€ 1,888	€ 1,868